Long-Term Debt (Narrative) (Details) (USD $)	1 Months Ended	9 Months Ended		12 Months Ended			1 Months Ended																12 Months Ended								1 Months Ended							1 Months Ended
	May 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	May 31, 2014 2.150% Fixed Senior Notes Due June 1, 2019 [Member]	Sep. 30, 2014 2.150% Fixed Senior Notes Due June 1, 2019 [Member]		Sep. 30, 2014 4.550% Fixed Senior Notes Due December 1, 2041 [Member]		Dec. 31, 2013 4.550% Fixed Senior Notes Due December 1, 2041 [Member]		Dec. 31, 2012 4.550% Fixed Senior Notes Due December 1, 2041 [Member]		Dec. 31, 2012 5.950% Fixed Senior Notes Due September 1, 2013 [Member]	Sep. 30, 2014 6.375% Fixed Senior Notes Due January 15, 2015 [Member]		Dec. 31, 2013 6.375% Fixed Senior Notes Due January 15, 2015 [Member]		Dec. 31, 2012 6.375% Fixed Senior Notes Due January 15, 2015 [Member]		Dec. 31, 2013 5.250% Fixed Senior Notes Due September 30, 2040 [Member]		Sep. 30, 2014 5.250% Fixed Senior Notes Due September 30, 2040 [Member]		May 31, 2013 5.250% Fixed Senior Notes Due September 30, 2040 [Member]	Dec. 31, 2012 5.250% Fixed Senior Notes Due September 30, 2040 [Member]		Nov. 30, 2011 5.250% Fixed Senior Notes Due September 30, 2040 [Member]	May 31, 2012 4.100% Fixed Senior Notes Due June 1, 2022 [Member]	Sep. 30, 2014 4.100% Fixed Senior Notes Due June 1, 2022 [Member]		Dec. 31, 2013 4.100% Fixed Senior Notes Due June 1, 2022 [Member]		Dec. 31, 2012 4.100% Fixed Senior Notes Due June 1, 2022 [Member]		May 31, 2012 5.300% Fixed Senior Notes Due June 1, 2042 [Member]	Sep. 30, 2014 5.300% Fixed Senior Notes Due June 1, 2042 [Member]		Dec. 31, 2013 5.300% Fixed Senior Notes Due June 1, 2042 [Member]		Dec. 31, 2012 5.300% Fixed Senior Notes Due June 1, 2042 [Member]		Dec. 31, 2012 Transition Bond [Member]
Debt Instrument [Line Items]
Repayments of long-term debt		$ 89,000,000	$ 84,000,000	$ 125,000,000	$ 1,018,000,000	$ 113,000,000
Debt principal amount																524,000,000					376,000,000						100,000,000																		118,000,000
Proceeds from sale of Notes	890,000,000
Proceeds from issuance of debt																							107,000,000
Note redemption price to principal amount, percentage				100.00%	100.00%
Make-whole amount					33,000,000
Amount of debt issued							250,000,000	250,000,000	[1]	400,000,000	[1]	400,000,000	[1],[2]	300,000,000	[2]		500,000,000	[1]	500,000,000	[1],[2]	500,000,000	[2]	475,000,000	[1],[2]	475,000,000	[1]		475,000,000	[2]			400,000,000	[1]	400,000,000	[1],[2]	400,000,000	[2]		500,000,000	[1]	500,000,000	[1],[2]	500,000,000	[2]
Percentage of interest							2.15%	2.15%		4.55%		4.55%				5.95%	6.375%		6.375%		6.375%		5.25%		5.25%						4.10%	4.10%		4.10%				5.30%	5.30%		5.30%
Issuance of long-term debt		250,000,000	100,000,000	100,000,000	900,000,000	300,000,000	248,000,000																								400,000,000							500,000,000
Percentage of principal amount plus accrued and unpaid interest and make-whole premium		100.00%
Increase in basis points		0.50%
Percentage of fair value of cost of property additions certified to the Deed of Trust collateral agent				85.00%
Future debt subject to property additions to the Deed of Trust				1,173,000,000
Estimated fair value of our long-term debt including current maturities		6,759,000,000		6,188,000,000	6,568,000,000
Carrying amount		$ 5,677,000,000		$ 5,512,000,000	$ 5,525,000,000																									$ 300,000,000

[1]	Secured by first priority lien on certain transmission and distribution assets equally and ratably with all of Oncor’s other secured indebtedness. See “Deed of Trust” in Note 6 to Financial Statements in our 2013 Form 10-K for additional information.
[2]	Secured by first priority lien on certain transmission and distribution assets equally and ratably with all of Oncor’s other secured indebtedness. See “Deed of Trust” below for additional information.